Share-Based Payments - Schedule of Reconciliation to Statement of Profit or Loss (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Reconciliation to Statement of Profit or Loss [Line Items]
Share-based payment expense	€ 1,045	€ 1,207
RSUs [Member]
Schedule of Reconciliation to Statement of Profit or Loss [Line Items]
Share-based payment expense	75	204
Incentive shares [Member]
Schedule of Reconciliation to Statement of Profit or Loss [Line Items]
Share-based payment expense	6	28
Options [Member]
Schedule of Reconciliation to Statement of Profit or Loss [Line Items]
Share-based payment expense	€ 964	€ 975